                       SEMIANNUAL REPORT / APRIL 30, 2002

                            AIM LARGE CAP GROWTH FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                         THE BLUE VASE BY PAUL CEZANNE

       CEZANNE'S MAGNIFICENT STILL LIFES HAVE WITHSTOOD THE TEST OF TIME

          TO BECOME CLASSIC EXAMPLES OF POSTIMPRESSIONISM. LIKE THESE

          MASTERPIECES, THE COMPANIES IN AIM LARGE CAP GROWTH FUND ARE

                  ALSO RECOGNIZED AS LEADERS IN THEIR FIELDS.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Large Cap Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structure and class expenses.

o The fund's average annual total returns, including sales charges, for periods ended 4/30/02 were: Class A shares, inception (3/01/99), -5.49%; one year, -24.68%. Class B shares, inception (4/05/99), -8.64%; one year, -24.75%. Class C shares, inception (4/05/99), -7.69%; one year, -21.56%.

o In addition to the returns as of the end of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/02, the most recent calendar quarter end, which were: Class A shares, inception (3/01/99), -3.42%; one year, -9.75%. Class B shares, inception (4/05/99), -6.65%; one year, -9.87%. Class C shares, inception (4/05/99), -5.66%; one year, -5.98%.

o Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o A significant portion of the fund's returns during certain periods was attributable to its investments IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies. The unmanaged Russell Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Fund Index represents an average of the performance of the 30 largest large-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAHAM]             exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                        Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                        Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

    However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

    Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

    The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

    No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

    As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile and generally disappointing as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

    Briefly, AIM Large Cap Growth Fund's Class A shares returned -0.34% at net asset value for the six-month reporting period, outperforming the Russell 1000 Growth Index, an index of companies comparable to those in which your fund invests, which returned -2.13% over the same period. Large-cap stocks continued to be out of favor over the reporting period.

    You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
June 10, 2002

FUND STAYS FOCUSED ON MARKET-LEADING COMPANIES

HOW DID AIM LARGE CAP GROWTH FUND PERFORM OVER THE LAST SIX MONTHS?

The past six months continued to be difficult months for the economy and the market. While signs of an improved economy lifted some sectors in March, the Russell 1000 Growth Index, the index against which the fund is measured, declined 2.13% over the six months that ended on April 30, 2002. April brought mixed results in the markets, and for the six-month reporting period ended April 30, 2002, the fund's Class A, Class B, and Class C shares returned -0.34%, -0.69% and -0.58%, respectively. These figures are at net asset value, that is, excluding sales charges.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS?

The markets first had to recover from the lows of September 21 brought about by the tragedies of September 11. After the Federal Reserve board cut the key federal funds rate to 1.75%--its lowest level since 1961--the gross domestic product (GDP) grew at a surprisingly strong annualized rate of 1.7% in the fourth quarter of 2001. That growth elicited hints from the Federal Reserve that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly. The hint of rising interest rates and the ongoing spotlight on several high-profile companies' questionable accounting practices affected investor confidence. The result was that many market indexes ended the reporting period with either losses or only modest gains. For example, the Lipper Large-Cap Growth Index declined 0.23%.

WERE THERE TRENDS IN THE MARKET THAT HURT LARGE-CAP FUNDS IN PARTICULAR?

For over a year, large-cap growth has been the most out-of-favor segment of the market. Markets have punished the large-cap stocks in which AIM Large Cap Growth invests. These stocks are typically awarded higher than average valuations. However, during this reporting period, mounting concerns about the reliability of financial data further exacerbated investors' unwillingness to pay premium valuations for any stock, as all companies' quality and financial strength were drawn into question. Large-cap stocks have underperformed small- and mid-cap stocks. However, the fact that large-cap growth is out of favor creates opportunities. There are opportunities to buy great companies at better prices. Attractive valuations can now be found in many firms that were once thought to be overvalued, providing the potential for appreciation when the markets become more positive. Many of these companies have good fundamentals, and those firms that are strong enough to weather the current market environment should be well positioned in a market rebound.

GIVEN THESE DIFFICULT MARKET TRENDS, HOW DID YOU MANAGE THE FUND?

We continue to maintain the same investment disciplines that have rewarded millions of AIM shareholders over the long term. We concentrate on earnings and hold stocks of companies that are recognized as leaders in their respective

================================================================================

FUND AT A GLANCE

Investment goal: AIM Large Cap Growth Fund seeks to provide long-term growth of capital. The fund seeks to meet this objective by investing primarily in large-capitalization companies' securities that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.

                                   [ART WORK]

INVESTMENT STYLE: Growth, focusing on the growth potential of a company's earnings, the most tangible measure of growth and success.

The fund:

o focuses on companies whose earnings estimates we believe will exceed consensus expectations

o   focuses on stocks of market-leading companies

o concentrates on companies in industries that are experiencing favorable secular trends

================================================================================

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

=========================================================================================================================
TOP 10 HOLDINGS                                                       TOP 10 INDUSTRIES
-------------------------------------------------------------------------------------------------------------------------
 1. Pfizer Inc.                                               4.7%      1. Pharmaceuticals                         14.9%

 2. Johnson & Johnson                                         3.4       2. Diversified Financial Services           7.9

 3. American International Group, Inc.                        3.1       3. Semiconductors                           5.8

 4. Microsoft Corp.                                           3.0       4. Systems Software                         4.8

 5. Freddie Mac                                               2.7       5. Health Care Equipment                    4.7

 6. General Electric Co.                                      2.5       6. Semiconductor Equipment                  3.4

 7. Citigroup Inc.                                            2.4       7. Data Processing Services                 3.1

 8. Tenet Healthcare Corp.                                    2.3       8. Multi-Line Insurance                     3.1

 9. Cisco Systems, Inc.                                       2.3       9. Specialty Stores                         3.0

10. Forest Laboratories, Inc.                                 2.1      10. General Merchandise Stores               2.8

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any  particular security.
=========================================================================================================================

industries. Our goal remains the same, which is to have this fund focus on earnings and large-cap market leaders.

    Our largest sector weightings are in technology, health care, consumer discretionary, and financials. We have added a few names to the portfolio. We did that to reduce stock-specific risk and because there are now more stocks that meet our selection criteria. We believe that our method of stock selection, using the earnings momentum approach, will result in a portfolio that can outperform its benchmark index over the long term.

ARE THERE SOME STOCKS YOU LIKE IN PARTICULAR?

Semiconductors and semiconductor equipment were good industries for the fund during the period. The industry was up only modestly for the first quarter of 2002, but the positive numbers in select stocks helped the fund, including:

    TEXAS INSTRUMENTS (TI) - is the market leader in digital signal processors
(DSPs) and vying for the lead in analog chips. Over half the wireless phones sold worldwide contain DSPs made by TI, and DSPs are also used in a number of devices including VCRs, automotive systems, and computer modems. Their semiconductors (over 80% of sales) also include logic chips, microprocessors, and microcontrollers.

    NOVELLUS - makes semiconductor production equipment--the systems that enable the chip makers to produce computer ships. Their cutting-edge equipment, cost-cutting measures and impressive list of customers have brought them continued success in the face of a brutal chip industry downturn.

    APPLIED MATERIALS - the world's largest maker of semiconductor production equipment. They sell to industry giants such as Intel and Motorola and were recently chosen by Powerchip Semiconductor Corp. to supply systems to their new factory in Taiwan.

WHAT ARE A COUPLE OF STOCKS THAT DID NOT PERFORM AS WELL AS YOU HAD HOPED?

Specialty pharmaceuticals did poorly during the quarter. While there are a number of strong companies in this industry, valuations dropped across the group in response to negative news regarding a few of the firms. Two companies whose stocks underperformed during the period were Allergan and Biovail.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. While the recession had apparently ended, economic recovery seemed somewhat tentative. Although the nation's GDP grew at a torrid 5.6% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that was unlikely to continue. Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling. The nation's unemployment rate fluctuated modestly during the reporting period and stood at 6.0% in April, as companies were reluctant to expand their payrolls.

    On the more positive side, corporate profit margins, while disappointing in some cases, were improving, and interest rates and inflation were low. Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two-thirds of economic activity, remained healthy.

    There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. Investors, however, remained cautious as concerns persisted about the economy, corporate accounting practices and the Middle East.

PORTFOLIO MANAGEMENT TEAM

Monika H. Degan
Geoffrey V. Keeling
Jonathan C. Schoolar
Robert L. Shoss

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                                 MARKET
                                                 SHARES          VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.17%

ADVERTISING-0.92%

Omnicom Group Inc.                                 35,000     $  3,053,400
==========================================================================

AEROSPACE & DEFENSE-1.95%

L-3 Communications Holdings, Inc.(a)               21,000        2,683,380
--------------------------------------------------------------------------
Lockheed Martin Corp.                              60,000        3,774,000
==========================================================================
                                                                 6,457,380
==========================================================================

APPAREL RETAIL-1.22%

Limited, Inc. (The)                               212,000        4,061,920
==========================================================================

APPLICATION SOFTWARE-1.73%

Electronic Arts Inc.(a)                            33,000        1,948,650
--------------------------------------------------------------------------
Intuit Inc.(a)                                     53,000        2,076,540
--------------------------------------------------------------------------
SAP A.G.-ADR (Germany)                             53,000        1,727,800
==========================================================================
                                                                 5,752,990
==========================================================================

BIOTECHNOLOGY-2.16%

Amgen Inc.(a)                                      94,000        4,970,720
--------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      40,000        2,198,000
==========================================================================
                                                                 7,168,720
==========================================================================

BROADCASTING & CABLE TV-0.92%

Clear Channel Communications, Inc.(a)              65,000        3,051,750
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.48%

Best Buy Co., Inc.(a)                              66,000        4,907,100
==========================================================================

COMPUTER HARDWARE-2.60%

Dell Computer Corp.(a)                            159,000        4,188,060
--------------------------------------------------------------------------
International Business Machines Corp.              53,000        4,439,280
==========================================================================
                                                                 8,627,340
==========================================================================

DATA PROCESSING SERVICES-3.14%

Concord EFS, Inc.(a)                               72,000        2,346,480
--------------------------------------------------------------------------
First Data Corp.                                   70,000        5,564,300
--------------------------------------------------------------------------
Sabre Holdings Corp.                               54,000        2,511,000
==========================================================================
                                                                10,421,780
==========================================================================

DEPARTMENT STORES-0.80%

Kohl's Corp.(a)                                    36,000        2,653,200
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.56%

H&R Block, Inc.                                    46,000        1,845,520
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-7.89%

Citigroup Inc.                                    180,000        7,794,000
--------------------------------------------------------------------------
Freddie Mac                                       137,000        8,952,950
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    43,000        3,386,250
--------------------------------------------------------------------------
Stilwell Financial, Inc.                           80,000        1,708,800
--------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

USA Education Inc.                                 45,000     $  4,313,250
==========================================================================
                                                                26,155,250
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.73%

Celestica Inc. (Canada)(a)                         89,000        2,465,300
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (South Korea)        11,000        3,259,890
==========================================================================
                                                                 5,725,190
==========================================================================

FOOD RETAIL-0.86%

Kroger Co. (The)(a)                               125,000        2,846,250
==========================================================================

FOOTWEAR-0.79%

NIKE, Inc.-Class B                                 49,000        2,613,170
==========================================================================

GENERAL MERCHANDISE STORES-2.75%

Target Corp.                                      158,000        6,896,700
--------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (Mexico)                                        800,000        2,238,179
==========================================================================
                                                                 9,134,879
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.54%

AmerisourceBergen Corp.                            39,000        3,022,500
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            21,000        2,083,200
==========================================================================
                                                                 5,105,700
==========================================================================

HEALTH CARE EQUIPMENT-4.71%

Baxter International Inc.                         102,000        5,803,800
--------------------------------------------------------------------------
Medtronic, Inc.                                    50,000        2,234,500
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          54,000        4,493,340
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           89,000        3,089,190
==========================================================================
                                                                15,620,830
==========================================================================

HEALTH CARE FACILITIES-2.32%

Tenet Healthcare Corp.(a)                         105,000        7,703,850
==========================================================================

HEALTH CARE SUPPLIES-0.46%

Alcon, Inc. (Switzerland)(a)                       43,700        1,514,205
==========================================================================

HOME IMPROVEMENT RETAIL-0.88%

Home Depot, Inc. (The)                             63,000        2,921,310
==========================================================================

HOTELS-1.44%

Carnival Corp.                                     76,000        2,531,560
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          59,000        2,230,200
==========================================================================
                                                                 4,761,760
==========================================================================

HOUSEHOLD PRODUCTS-1.14%

Procter & Gamble Co. (The)                         42,000        3,790,920
==========================================================================

INDUSTRIAL CONGLOMERATES-2.52%

General Electric Co.                              265,000        8,360,750
==========================================================================


                                                                 MARKET
                                                 SHARES          VALUE

INTERNET RETAIL-0.54%

eBay Inc.(a)                                       33,900     $  1,800,090
==========================================================================

IT CONSULTING & SERVICES-0.50%

Accenture Ltd.-Class A (Bermuda)(a)                77,000        1,650,880
==========================================================================

MANAGED HEALTH CARE-1.59%

UnitedHealth Group Inc.                            60,000        5,268,600
==========================================================================

MOTORCYCLE MANUFACTURERS-1.23%

Harley-Davidson, Inc.                              77,000        4,080,230
==========================================================================

MOVIES & ENTERTAINMENT-1.53%

AOL Time Warner Inc.(a)                           118,000        2,244,360
--------------------------------------------------------------------------
Viacom Inc.-Class B(a)                             60,000        2,826,000
==========================================================================
                                                                 5,070,360
==========================================================================

MULTI-LINE INSURANCE-3.13%

American International Group, Inc.                150,000       10,368,000
==========================================================================

NETWORKING EQUIPMENT-2.69%

Brocade Communications Systems, Inc.(a)            56,000        1,433,040
--------------------------------------------------------------------------
Cisco Systems, Inc.(a)                            510,000        7,471,500
==========================================================================
                                                                 8,904,540
==========================================================================

OIL & GAS REFINING & MARKETING-0.35%

Premcor Inc.(a)                                    40,700        1,149,775
==========================================================================

PHARMACEUTICALS-14.89%

Allergan, Inc.                                     65,000        4,284,150
--------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                          62,000        2,341,740
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       90,000        6,942,600
--------------------------------------------------------------------------
Johnson & Johnson                                 174,000       11,111,640
--------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      79,000        2,475,860
--------------------------------------------------------------------------
Pfizer Inc.                                       429,000       15,594,150
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         60,000        3,360,600
--------------------------------------------------------------------------
Wyeth                                              57,000        3,249,000
==========================================================================
                                                                49,359,740
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.43%

ACE Ltd. (Bermuda)                                 75,000        3,264,000
--------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)       78,600        1,461,174
==========================================================================
                                                                 4,725,174
==========================================================================

SEMICONDUCTOR EQUIPMENT-3.40%

Applied Materials, Inc.(a)                        220,000        5,350,400
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         125,000        5,925,000
==========================================================================
                                                                11,275,400
==========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

SEMICONDUCTORS-5.82%

Analog Devices, Inc.(a)                           119,000     $  4,398,240
--------------------------------------------------------------------------
LSI Logic Corp.(a)                                129,000        1,657,650
--------------------------------------------------------------------------
Microchip Technology Inc.(a)                       79,000        3,515,500
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               284,000        5,026,800
--------------------------------------------------------------------------
Texas Instruments Inc.                            152,000        4,701,360
==========================================================================
                                                                19,299,550
==========================================================================

SOFT DRINKS-1.35%

PepsiCo, Inc.                                      86,000        4,463,400
==========================================================================

SPECIALTY STORES-3.02%

AutoZone, Inc.(a)                                  29,000        2,204,000
--------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         138,000        5,129,460
--------------------------------------------------------------------------
Staples, Inc.(a)                                  135,000        2,695,950
==========================================================================
                                                                10,029,410
==========================================================================

SYSTEMS SOFTWARE-4.78%

Microsoft Corp.(a)                                190,000        9,929,400
--------------------------------------------------------------------------
Oracle Corp.(a)                                   283,000        2,841,320
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                         109,000        3,089,060
==========================================================================
                                                                15,859,780
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.41%

QUALCOMM Inc.(a)                                   45,000        1,357,200
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $320,888,611)                            308,917,293
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-0.60%

U.S. TREASURY BILLS-0.60%

1.72%, 06/20/02 (Cost $1,995,222)(b)           $2,000,000(c)     1,995,222
==========================================================================

                                                 SHARES

MONEY MARKET FUNDS-4.94%

STIC Liquid Assets Portfolio(d)                 8,199,142        8,199,142
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                         8,199,142        8,199,142
==========================================================================
    Total Money Market Funds (Cost
      $16,398,284)                                              16,398,284
==========================================================================
TOTAL INVESTMENTS-98.71% (Cost $339,282,117)                   327,310,799
==========================================================================
OTHER ASSETS LESS LIABILITIES-1.29%                              4,266,372
==========================================================================
NET ASSETS-100.00%                                            $331,577,171
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $339,282,117)*                               $327,310,799
-----------------------------------------------------------
Receivables for:
  Investments sold                                9,515,824
-----------------------------------------------------------
  Variation margin                                   76,875
-----------------------------------------------------------
  Fund shares sold                                  471,565
-----------------------------------------------------------
  Dividends                                          53,728
-----------------------------------------------------------
Investment for deferred compensation plan            20,517
-----------------------------------------------------------
Collateral for securities loaned                  8,582,448
-----------------------------------------------------------
Other assets                                         37,124
===========================================================
    Total assets                                346,068,880
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,328,237
-----------------------------------------------------------
  Fund shares reacquired                            985,671
-----------------------------------------------------------
  Deferred compensation plan                         20,517
-----------------------------------------------------------
  Collateral upon return of securities
    loaned                                        8,582,448
-----------------------------------------------------------
Accrued distribution fees                           304,663
-----------------------------------------------------------
Accrued trustees' fees                                  881
-----------------------------------------------------------
Accrued transfer agent fees                         187,048
-----------------------------------------------------------
Accrued operating expenses                           82,244
===========================================================
    Total liabilities                            14,491,709
===========================================================
Net assets applicable to shares outstanding    $331,577,171
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $140,879,618
___________________________________________________________
===========================================================
Class B                                        $137,451,578
___________________________________________________________
===========================================================
Class C                                        $ 53,245,975
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          16,024,883
___________________________________________________________
===========================================================
Class B                                          15,960,155
___________________________________________________________
===========================================================
Class C                                           6,178,581
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.79
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.79 divided
      by 94.50%)                               $       9.30
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.61
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.62
___________________________________________________________
===========================================================

* At April 30, 2002, securities with an aggregate market value of $8,611,453 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $1,088)                                   $    846,685
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                             164,744
-----------------------------------------------------------
Interest                                              5,391
-----------------------------------------------------------
Security lending income                              16,143
===========================================================
    Total investment income                       1,032,963
===========================================================

EXPENSES:

Advisory fees                                     1,341,903
-----------------------------------------------------------
Administrative services fees                         45,702
-----------------------------------------------------------
Custodian fees                                       27,678
-----------------------------------------------------------
Distribution fees -- Class A                        260,556
-----------------------------------------------------------
Distribution fees -- Class B                        749,816
-----------------------------------------------------------
Distribution fees -- Class C                        294,738
-----------------------------------------------------------
Transfer agent fees -- Class A                      339,230
-----------------------------------------------------------
Transfer agent fees -- Class B                      344,205
-----------------------------------------------------------
Transfer agent fees -- Class C                      135,300
-----------------------------------------------------------
Trustees' fees                                        5,070
-----------------------------------------------------------
Other                                               120,257
===========================================================
    Total expenses                                3,664,455
===========================================================
Less: Fees waived                                    (1,379)
-----------------------------------------------------------
    Expenses paid indirectly                         (2,066)
===========================================================
    Net expenses                                  3,661,010
===========================================================
Net investment income (loss)                     (2,628,047)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (27,950,121)
-----------------------------------------------------------
  Foreign currencies                                  1,549
===========================================================
                                                (27,948,572)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          29,636,467
-----------------------------------------------------------
  Futures contracts                                (467,675)
===========================================================
                                                 29,168,792
===========================================================
Net gain from investment securities,
  foreign currencies and futures contracts        1,220,220
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $ (1,407,827)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2002             2001
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $  (2,628,047)   $  (5,009,257)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and future contracts                     (27,948,572)    (271,898,189)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                  29,168,792      (66,317,198)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (1,407,827)    (343,224,644)
============================================================================================
Share transactions-net:
  Class A                                                         3,322,678       55,385,107
--------------------------------------------------------------------------------------------
  Class B                                                        (6,713,439)      79,498,885
--------------------------------------------------------------------------------------------
  Class C                                                        (4,504,714)      34,349,074
============================================================================================
    Net increase (decrease) in net assets                        (9,303,302)    (173,991,578)
============================================================================================

NET ASSETS:

  Beginning of period                                           340,880,473      514,872,051
============================================================================================
  End of period                                               $ 331,577,171    $ 340,880,473
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 677,678,068    $ 685,573,543
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (2,646,536)         (18,489)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and future contracts        (331,015,368)    (303,066,796)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                            (12,438,993)     (41,607,785)
============================================================================================
                                                              $ 331,577,171    $ 340,880,473
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $294,886,250 at October 31, 2002 is broken down by expiration date as follows:

CAPITAL LOSS
CARRYFORWARD      EXPIRATION
------------      ----------
$    380,100   October 31, 2007
-------------------------------
  27,182,658   October 31, 2008
-------------------------------
 267,323,492   October 31, 2009
===============================
$294,886,250
_______________________________
===============================

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion to and including $2 billion of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets over $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $1,379.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $45,702 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $460,058 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $260,556, $749,816 and $294,738, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $58,817 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $3,188, $4 and $19,385 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $3,806 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,058 and reductions in custodian fees of $8 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,066.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $8,611,453 were on loan to brokers. The loans were secured by cash collateral of $8,582,448 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the six months ended April 30, 2002, the Fund received fees of $16,143 for securities lending.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $133,035,921 and $160,411,516, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 27,465,401
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (46,400,527)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $(18,935,126)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $346,245,925.

NOTE 8--FUTURES CONTRACTS

On April 30, 2002, $440,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of April 30, 2002 were as follows:

                                                        UNREALIZED
                NUMBER OF     MONTH/       MARKET      APPRECIATION
CONTRACT        CONTRACTS   COMMITMENT     VALUE      (DEPRECIATION)
--------        ---------   ----------   ----------   --------------
S&P 500 Index         25    Jun-02/Buy   $6,732,500     $(467,675)
____________________________________________________________________
====================================================================

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2002               OCTOBER 31, 2001
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    -------------
Sold:
  Class A                                                      3,182,680    $ 29,856,641    12,973,656    $ 170,871,961
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,876,726      17,327,284    10,999,634      148,982,917
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        794,307       7,342,310     4,827,150       63,219,920
=======================================================================================================================
Reacquired:
  Class A                                                     (2,835,243)    (26,533,963)   (9,996,104)    (115,486,854)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,613,893)    (24,040,723)   (6,284,953)     (69,484,032)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,286,297)    (11,847,024)   (2,680,111)     (28,870,846)
=======================================================================================================================
                                                                (881,720)   $ (7,895,475)    9,839,272    $ 169,233,066
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                                             MARCH 1, 1999
                                                               SIX MONTHS              YEAR ENDED          (DATE OPERATIONS
                                                                  ENDED                OCTOBER 31,           COMMENCED) TO
                                                                APRIL 30,          --------------------       OCTOBER 31,
                                                                  2002             2001(a)     2000(a)           1999
                                                              -------------        --------    --------    ----------------
Net asset value, beginning of period                               $   8.82        $  17.74    $  11.29         $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)          (0.08)      (0.15)         (0.04)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        0.02           (8.84)       6.60           1.33
===========================================================================================================================
    Total from investment operations                                  (0.03)          (8.92)       6.45           1.29
===========================================================================================================================
Net asset value, end of period                                     $   8.79        $   8.82    $  17.74         $11.29
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                       (0.34)%        (50.28)%     57.13%         13.70%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $140,880        $138,269    $225,255         $7,785
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                                1.67%(c)        1.57%       1.58%          1.53%(d)(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets           (1.09)%(c)      (0.72)%     (0.82)%        (0.59)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                                  34%            124%        113%            21%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $150,122,772.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.63%.


                                                                                         CLASS B
                                                                ---------------------------------------------------------
                                                                                                            APRIL 5, 1999
                                                                SIX MONTHS              YEAR ENDED           (DATE SALES
                                                                   ENDED                OCTOBER 31,         COMMENCED) TO
                                                                 APRIL 30,         ---------------------     OCTOBER 31,
                                                                   2002             2001(a)      2000(a)       1999(a)
                                                                ----------         ---------    --------    -------------
Net asset value, beginning of period                             $   8.67          $  17.54     $  11.25       $11.02
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.08)            (0.16)       (0.27)       (0.08)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.02             (8.71)        6.56         0.31
=========================================================================================================================
    Total from investment operations                                (0.06)            (8.87)        6.29         0.23
=========================================================================================================================
Net asset value, end of period                                   $   8.61          $   8.67     $  17.54       $11.25
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                     (0.69)%          (50.57)%      55.91%        2.09%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $137,452          $144,747     $210,224       $5,183
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                              2.32%(c)          2.23%        2.24%        2.23%(d)(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets         (1.74)%(c)        (1.39)%      (1.48)%      (1.29)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                                34%              124%         113%          21%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $151,205,910.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33%.


                                                                                          CLASS C
                                                                 ----------------------------------------------------------
                                                                                                              APRIL 5, 1999
                                                                 SIX MONTHS               YEAR ENDED           (DATE SALES
                                                                    ENDED                 OCTOBER 31,         COMMENCED) TO
                                                                  APRIL 30,          ----------------------    OCTOBER 31,
                                                                    2002              2001(a)      2000(a)       1999(a)
                                                                 ----------          ---------    ---------   -------------
Net asset value, beginning of period                                $  8.67          $ 17.55      $ 11.25        $11.02
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.08)           (0.16)       (0.27)        (0.08)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        0.03            (8.72)        6.57          0.31
===========================================================================================================================
    Total from investment operations                                  (0.05)           (8.88)        6.30          0.23
===========================================================================================================================
Net asset value, end of period                                      $  8.62          $  8.67      $ 17.55        $11.25
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                       (0.58)%         (50.60)%      56.00%         2.09%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $53,246          $57,865      $79,392        $  901
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                                2.32%(c)         2.23%        2.24%         2.23%(d)(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets           (1.74)%(c)       (1.39)%      (1.48)%       (1.29)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                                  34%             124%         113%           21%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $59,436,041.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33%.

BOARD OF TRUSTEES                                 OFFICERS                                  OFFICE OF THE FUND

Robert H. Graham                                  Robert H. Graham                          11 Greenway Plaza
                                                  Chairman and President                    Suite 100
Frank S. Bayley                                                                             Houston, TX 77046
                                                  Carol F. Relihan
Bruce L. Crockett                                 Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden                                  Gary T. Crum                              A I M Advisors, Inc.
                                                  Senior Vice President                     11 Greenway Plaza
Edward K. Dunn Jr.                                                                          Suite 100
                                                  Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                                    Vice President and Treasurer
                                                                                            TRANSFER AGENT
Carl Frischling                                   Stuart W. Coco
                                                  Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                                          P.O. Box 4739
                                                  Melville B. Cox                           Houston, TX 77210-4739
Lewis F. Pennock                                  Vice President
                                                                                            CUSTODIAN
Ruth H. Quigley                                   Edgar M. Larsen
                                                  Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                                              225 Franklin Street
                                                                                            Boston, MA 02110

                                                                                            COUNSEL TO THE FUND

                                                                                            Ballard Spahr
                                                                                            Andrews & Ingersoll, LLP
                                                                                            1735 Market Street
                                                                                            Philadelphia, PA 19103

                                                                                            COUNSEL TO THE TRUSTEES

                                                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                                                            919 Third Avenue
                                                                                            New York, NY 10022

                                                                                            DISTRIBUTOR

                                                                                            A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                                                                            Suite 100
                                                                                            Houston, TX 77046

                             EQUITY FUNDS

     DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS            A I M Management Group Inc. has provided
                                                                                      leadership in the mutual fund industry
        MORE AGGRESSIVE                           MORE AGGRESSIVE                     since 1976 and manages approximately
                                                                                      $158 billion in assets for more than 9
AIM Small Cap Opportunities(1)            AIM Developing Markets                      million shareholders, including
AIM Mid Cap Opportunities(1)              AIM European Small Company                  individual investors, corporate clients
AIM Large Cap Opportunities(1)            AIM Asian Growth                            and financial institutions.*
AIM Emerging Growth                       AIM International Emerging Growth
AIM Small Cap Growth(2)                   AIM Global Aggressive Growth                    The AIM Family of Funds--Registered
AIM Aggressive Growth                     AIM European Development                    Trademark-- is distributed nationwide.
AIM Mid Cap Growth                        AIM Euroland Growth                         AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends               AIM International Equity                    of the world's largest independent
AIM Constellation                         AIM Global Growth                           financial services companies with $400
AIM Large Cap Growth                      AIM Worldwide Spectrum                      billion in assets under management.*
AIM Weingarten                            AIM Global Trends
AIM Small Cap Equity                      AIM International Value(4)
AIM Capital Development
AIM Mid Cap Equity                                   MORE CONSERVATIVE
AIM Select Equity(3)
AIM Value II                                        SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                                         MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity                 AIM New Technology
AIM Charter                               AIM Global Telecommunications and Technology
AIM Basic Value                           AIM Global Energy(5)
AIM Large Cap Basic Value                 AIM Global Infrastructure
AIM Balanced                              AIM Global Financial Services
AIM Basic Balanced                        AIM Global Health Care
                                          AIM Global Utilities
       MORE CONSERVATIVE                  AIM Real Estate(6)

                                                     MORE CONSERVATIVE

                         FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS             TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                        MORE AGGRESSIVE

AIM High Yield II                         AIM High Income Municipal
AIM High Yield                            AIM Municipal Bond
AIM Strategic Income                      AIM Tax-Free Intermediate
AIM Income                                AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                         MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

       MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

*As of 3/31/02

                                                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       LCG-SAR-1

A I M DISTRIBUTORS, INC.